INCOME TAX EXPENSE AND DEFERRED TAXES - Movement in deferred income tax accounts (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in deferred income tax accounts
Opening Balance	$ 166,596,100	$ 151,743,678
Increase (decrease) in deferred tax	(8,090,171)	4,507,688
Increase (decrease) due to foreign currency translation	4,844,294	10,344,734
Total movements	(3,245,877)	14,852,422
Ending balance	$ 163,350,223	$ 166,596,100